Allowance for Losses on Loans - Impaired Loans Based on Loan Types (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 341,579		$ 435,185
Unpaid principal balance	381,223		470,190
Related allowance	6,678	[1]	10,587	[2]
Average recorded investment	333,815		403,138
Amount of related allowance included in specific reserves	275		60
Amount of related allowance included in general reserves	6,403		10,527
Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	276,711		346,364
Unpaid principal balance	282,912		354,497
Related allowance	6,678		10,527
Average recorded investment	274,097		333,191
Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded investment	5,441		9,159
Unpaid principal balance	7,929		10,159
Related allowance	0		60
Average recorded investment	5,903		9,336
Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	554		0
Unpaid principal balance	554		0
Related allowance	0		0
Average recorded investment	182		0
Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	5,056		5,533
Unpaid principal balance	12,852		7,961
Related allowance	0		0
Average recorded investment	4,404		5,152
Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	12,016		13,976
Unpaid principal balance	12,368		14,457
Related allowance	0		0
Average recorded investment	11,868		13,571
Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	7,593		6,354
Unpaid principal balance	10,877		6,574
Related allowance	0		0
Average recorded investment	5,277		5,284
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	28,551		47,393
Unpaid principal balance	36,698		55,113
Related allowance	0		0
Average recorded investment	27,016		30,292
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	2,955		3,195
Unpaid principal balance	13,066		17,166
Related allowance	0		0
Average recorded investment	2,681		3,900
HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	2,126		2,505
Unpaid principal balance	2,975		3,216
Related allowance	0		0
Average recorded investment	1,895		1,816
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	576		706
Unpaid principal balance	992		1,047
Related allowance	0		0
Average recorded investment	492		596
No Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	38,866		46,680
Unpaid principal balance	70,564		73,123
Related allowance	0		0
Average recorded investment	29,474		37,474
No Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	17,250		24,044
Unpaid principal balance	19,644		26,628
Related allowance	0		0
Average recorded investment	14,069		16,843
No Allowance Recorded | Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded investment	453		1,603
Unpaid principal balance	2,151		2,173
Related allowance	0		0
Average recorded investment	471		1,804
No Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	554		0
Unpaid principal balance	554		0
Related allowance	0		0
Average recorded investment	182		0
No Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	2,570		837
Unpaid principal balance	9,426		2,325
Related allowance	0		0
Average recorded investment	926		1,038
No Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	727		974
Unpaid principal balance	814		1,072
Related allowance	0		0
Average recorded investment	544		713
No Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	3,770		1,111
Unpaid principal balance	7,054		1,111
Related allowance	0		0
Average recorded investment	1,545		327
No Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	9,427		13,234
Unpaid principal balance	15,620		20,085
Related allowance	0		0
Average recorded investment	8,130		11,720
No Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	2,955		3,195
Unpaid principal balance	13,066		17,166
Related allowance	0		0
Average recorded investment	2,681		3,900
No Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	683		1,019
Unpaid principal balance	1,532		1,730
Related allowance	0		0
Average recorded investment	536		612
No Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	477		663
Unpaid principal balance	703		833
Related allowance	0		0
Average recorded investment	390		517
Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	302,713		388,505
Unpaid principal balance	310,659		397,067
Related allowance	6,678	[1]	10,587	[2]
Average recorded investment	304,341		365,664
Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	259,461		322,320
Unpaid principal balance	263,268		327,869
Related allowance	6,678		10,527
Average recorded investment	260,028		316,348
Allowance Recorded | Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded investment	4,988		7,556
Unpaid principal balance	5,778		7,986
Related allowance	0		60
Average recorded investment	5,432		7,532
Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0		0
Unpaid principal balance	0		0
Related allowance	0		0
Average recorded investment	0		0
Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	2,486		4,696
Unpaid principal balance	3,426		5,636
Related allowance	0		0
Average recorded investment	3,478		4,114
Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	11,289		13,002
Unpaid principal balance	11,554		13,385
Related allowance	0		0
Average recorded investment	11,324		12,858
Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	3,823		5,243
Unpaid principal balance	3,823		5,463
Related allowance	0		0
Average recorded investment	3,732		4,957
Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	19,124		34,159
Unpaid principal balance	21,078		35,028
Related allowance	0		0
Average recorded investment	18,886		18,572
Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	0		0
Unpaid principal balance	0		0
Related allowance	0		0
Average recorded investment	0		0
Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	1,443		1,486
Unpaid principal balance	1,443		1,486
Related allowance	0		0
Average recorded investment	1,359		1,204
Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	99		43
Unpaid principal balance	289		214
Related allowance	0		0
Average recorded investment	$ 102		$ 79

[1]	Includes $275,000 of specific reserves and $6,403,000 included in the general reserves.
[2]	Includes $60,000 of specific reserves and $10,527,000 included in the general reserves.